FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Liability	$ 1,242,590	$ 0	$ 0
Derivative Liability, Current	$ 4,097,444	$ 0	$ 0